Trade and other payables - Summary of Trade and Other Payables Detailed Information (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Trade and other payables [abstract]
Trade payables	$ 103	$ 92
Other taxation and social security	19	13
Other payables	9	8
Accruals	130	170
Total	$ 261	$ 283